INVENTORY	6 Months Ended
Jul. 04, 2020
Inventories [Abstract]
INVENTORY
INVENTORY

(US $ millions)	Jul 4, 2020	Dec 31, 2019
Raw materials	$59	$62
Finished goods	65	81
Operating and maintenance supplies	84	87
	$208	$230

At period-end, the provision to reflect inventories at the lower of cost and net realizable value was $19 million (December 31, 2019 – $18 million).